Cover	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	INNIO N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-43329
Entity Address, Address Line One	Nymphenburger Strasse 5
Entity Address, City or Town	Munich
Entity Address, Country	DE
Entity Address, Postal Zip Code	80335
Country Region	+49
City Area Code	89
Local Phone Number	2500381-0
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, nominal value €0.04 per share
Trading Symbol	INIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002109150
Other Address
Document Information [Line Items]
Entity Address, Address Line One	1101 W. St. Paul Ave.
Entity Address, City or Town	Waukesha
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53188
Country Region	+1
City Area Code	262
Local Phone Number	547.3311